Leases	12 Months Ended
Dec. 31, 2020
Disclosure Of Leases [Abstract]
Leases	Leases
On January 1, 2019, the Group adopted IFRS 16, and all related amendments, using the modified retrospective transition method, under which the cumulative effect of initial application is recognized in accumulated deficit at January 1, 2019.
The Group leases certain properties under non-cancellable lease agreements that relate to office space. The expected lease terms are between one and fourteen years. The Group currently does not act in the capacity of a lessor.
Below is the roll-forward of lease right-of-use assets:

Right of use assets
(in € millions)
Cost
At January 1, 2019	471
Increases	138
Acquired in business combinations	11
Decreases	(39)
Exchange differences	6
At December 31, 2019	587
Increases	29
Acquired in business combinations	3
Decreases	(3)
Exchange differences	(35)
At December 31, 2020	581
Accumulated depreciation
At January 1, 2019	(75)
Depreciation charge	(42)
Decreases	21
Exchange differences	(2)
At December 31, 2019	(98)
Depreciation charge	(49)
Decreases	3
Exchange differences	7
At December 31, 2020	(137)
Cost, net accumulated depreciation
At December 31, 2019	489
At December 31, 2020	444
Below is the roll-forward of lease liabilities:

Lease liabilities	2020	2019
	(in € millions)
At January 1	628	541
Increases	32	147
Acquired in business combinations	3	11
Payments (1)	(79)	(54)
Interest expense	41	38
Decreases	—	(28)
Lease incentives received (1)	20	15
Increases in lease incentives receivable	(1)	(47)
Exchange differences	(36)	5
At December 31	608	628
(1)Included within the consolidated statement of cash flows
Below is the maturity analysis of lease liabilities:

Lease liabilities	December 31, 2020
Maturity Analysis	(in € millions)
Less than one year	79
One to five years	329
More than five years	480
Total lease commitments	888
Impact of discounting remaining lease payments	(290)
Lease incentives receivable	10
Total lease liabilities	608
Lease liabilities included in the consolidated statement of financial position
Current	31
Non-current	577
Total	608
Excluded from the lease commitments above are short-term leases. Expenses relating to short term leases were approximately €9 million and €14 million for the year ended December 31, 2020 and 2019, respectively. Additionally, the Group has entered into certain lease agreements with approximately €12 million of commitments, which have not commenced as of December 31, 2020, and as such, have not been recognized in the consolidated statement of financial position.
The weighted average incremental borrowing rate applied to lease liabilities recognized in the statement of financial position as of December 31, 2020 and December 31, 2019 was 5.4% and 6.4%, respectively.